Average Annual Total Returns{- Utilities Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Utilities Portfolio	VIP Utilities Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Utilities Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Utilities Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1528 Past 1 year	F1528 Past 5 years	F1528 Past 10 years
Total	17.43%	13.13%	11.57%	28.71%	18.47%	16.55%	17.48%	11.40%	11.12%